6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Related party payables due to Diane Cassidy for amounts paid on behalf of UREE	$ 3,612	$ 0
Related party payables due to Kevin Cassidy for amounts paid on behalf of UREE	903	0
Related party payables due to Lattimore Properties, Inc. for amounts paid on behalf of UREE	17,520	80,470
Related party payables due to Logic International Consulting Group for services	61,750	0
Related party payables due to CRE Cloud Solutions for services	1,624		500,000
Related party payable and accrued expenses	$ 85,409	$ 80,470	$ 506,391